NOTES PAYABLE	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
NOTES PAYABLE
NOTES PAYABLE.

NOTE 6 – NOTES PAYABLE

Under an agreement with Logistica U.S. Terminals, LLC (“Logistica”) dated February 28, 2014, Logistica agreed to remit a $400,000 payment on the Company’s behalf that represented the remaining balance of the Company’s purchase price for a heavy ore trailing separation line to be used for processing of mineralized material at the El Capitan Property mine site. The Company previously remitted $100,000 toward the purchase of such equipment. In consideration for Logistica remitting such payment, the Company agreed to deliver a $400,000 promissory note to Logistica and issued 2,500,000 shares of common stock to a designee of Logistica under the Company’s 2005 Stock Incentive Plan. The promissory note accrues interest at 4.5%, with principal and accrued interest payments to be made out of the Company’s proceeds from sale of iron extracted from mineralized material as part of the Company’s exploration activities. The relative fair value of the common stock was determined to be $222,222 and was recorded as a discount to the promissory note that was amortized to interest expense over the expected life of the note through August 31, 2015. During the fiscal years ended September 30, 2015 and 2014, amortization expense of $158,559 and $63,663 was recognized, respectively. The outstanding balance under this note payable was $400,000 and the unamortized discount on the note payable was $0 as of September 30, 2015. Accrued interest on the note at September 30, 2015 was $28,553.

On September 8, 2014, the Company received an advance of $250,000 under a $500,000 Note and Warrant Purchase Agreement entered into on October 17, 2014 (the “2014 Note”). The 2014 Note is secured by the net proceeds received by the Company from its sale of tailings separated from iron recovered by the Company at the El Capitan Property, carries an interest rate of 8% per annum, and matured on July 17, 2015. The remaining $250,000 was advanced to the Company on October 17, 2014. On October 17, 2014, the Company also issued warrants to purchase an aggregate of 882,352 shares of common stock in connection with the 2014 Note of which 735,294 were issued to the lender and 147,058 were issued to a third party at a purchase price equal to $0.17 per share. The relative fair value of the 735,294 warrants was determined to be $73,053 and was recorded as a discount to the promissory note and amortized to interest expense over the life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $73,053 was recognized. The unamortized discount on the 2014 Note is $0 as of September 30, 2015. The fair value of the 147,058 warrants was determined to be $17,111 and was recorded as deferred financing costs and amortized to interest expense over the life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortized expense of $17,111 was recognized and the unamortized deferred financing costs balance was $0 as of September 30, 2015.

On August 24, 2015, the 2014 Note was mutually extended to a new Maturity Date from July 17, 2015 to January 17, 2016 (the “Amended 2014 Note”). In consideration of the extension the Company amended the common stock purchase warrant to purchase 4,714,286 shares (subject to adjustment) at an exercise price of $0.07 per share. The warrant dated October 17, 2014 was cancelled. The amended agreement provides that if the loan should be paid in full prior to the amended Maturity Date, the amended common stock purchase warrants will be reduced to an amount equal to the percentage of days the principle balance was outstanding during the extension period to the total days in the extension period times 4,714,286. The Company evaluated the modification under ASC 470-50 and determined that it was a substantial modification that qualified as an extinguishment of debt. The fair value of the 4,714,286 amended warrants was determined to be $220,703 and was expensed as a loss on debt extinguishment in the year ended September 30, 2015. The outstanding balance under the Amended 2014 Note is $500,000. Accrued interest on Amended 2014 Note at September 30, 2015 was $8,219.

On November 20, 2014, the Company entered into an agreement to finance a portion of its insurance premiums in the amount of $22,968 at an interest rate of 9.0% with equal payments of $2,393 including interest, due monthly beginning December 21, 2014 and continuing through September 21, 2015. As of September 30, 2015, the outstanding balance under this note payable was $0.

On February 4, 2015, the Company signed two notes with different investors for $63,000 at 18% interest per annum and due February 4, 2016. Each note provides an incentive for the issuance of 200,000 shares of restricted common stock of the Company for the loan. One maker of the loans is affiliated with the Company and provided $30,000. See Note 2. Accrued interest on the notes at September 30, 2015 was $7,394. The relative fair value of the common stock was determined to be $21,211 and was recorded as discounts to the promissory notes that are being amortized to interest expense over the life of the notes. During the fiscal year ended September 30, 2015, amortization expense of $12,235 was recognized. The outstanding balance under these notes payable was $63,000 and the unamortized discounts on the notes payable was $8,976 as of September 30, 2015.

On April 16, 2015, the Company entered into an agreement with a third party financing source pursuant to which the lender has committed to loan the Company a total of $200,000 in installments. Installments on this loan have been advanced as follows:

Installment Date	Amount

April 17, 2015	$50,000
May 15, 2015	$50,000
June 16, 2015	$25,000
July 20, 2015	$25,000
August 18, 2015	$25,000
September 18, 2015	$25,000

The loan accrues interest at 10% per year, with all principal and accrued interest being due and payable on April 17, 2016. To secure the loan, the Company has granted the lender a security interest in the AuraSource Heavy Metals Separation System located on the El Capitan Property. As additional consideration for the loan, the Company issued 3,000,000 shares of restricted common stock of the Company to the note holder. The relative fair value of the common stock was determined to be $98,349 and is recorded as discounts to the promissory note tranches as of the date received and are being amortized to interest expense over the life of the note tranches. During the fiscal year ended September 30, 2015, amortization expense of $25,729 was recognized. The outstanding balance under these notes payable was $200,000 and the allocated unamortized discounts on the notes payable was $72,619 as of September 30, 2015. Accrued interest on these notes at September 30, 2015 was $5,801.

On July 14, 2015, the Company entered into an agreement to finance a portion of its insurance premiums in the amount of $15,116 at an interest rate of 8.76% with equal payments of $1,573 including interest, due monthly beginning July 14, 2015 and continuing through April 14, 2016. In August 2015, an increase in premium of $1,876 occurred due an increase in coverage and the remaining payments increased to $1,815. As of September 30, 2015, the outstanding balance under this note payable was $12,344.

On August 31, 2015, the Company entered into an agreement with a third party financing source pursuant to which the lender has committed to loan the Company $100,000 for working capital. As an incentive for the financing, the Company issued 2,000,000 shares of restricted common stock of the Company. The investor decided not to accept the shares and they were returned to the Company's transfer agent and returned to the treasury. The agreement has an annual interest rate of 2% and is due November 15, 2015. The agreement provides payment of one-half (1/2) of the gross revenues which the Company may receive from its mining activities towards the principal and accrued interest. The note and accrued interest was paid off in December 2015 in exchange for 3,500,000 restricted shares of the Company’s common stock.

The components of the notes payable, including the note payable to related party, at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	1,245,344	(77,157)	1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749

The components of the notes payable at September 30, 2014 are as follows:

	Principal	Unamortized
	Amount	Discount	Net

Notes payable	$650,000	$(158,559)	$491,441

NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

Under an agreement with Logistica U.S. Terminals, LLC (“Logistica”) dated February 28, 2014, Logistica agreed to remit a $400,000 payment on the Company’s behalf that represented the remaining balance of the Company’s purchase price for a heavy ore trailing separation line to be used for processing of mineralized material at the El Capitan Property mine site. The Company previously remitted $100,000 toward the purchase of such equipment. In consideration for Logistica remitting such payment, the Company agreed to deliver a $400,000 promissory note to Logistica and issued 2,500,000 shares of common stock to a designee of Logistica under the Company’s 2005 Stock Incentive Plan. The promissory note accrues interest at 4.5%, with principal and accrued interest payments to be made out of the Company’s proceeds from sale of iron extracted from mineralized material as part of the Company’s exploration activities. The relative fair value of the common stock was determined to be $222,222 and was recorded as a discount to the promissory note that was amortized to interest expense over the expected life of the note through August 31, 2015. During the fiscal years ended September 30, 2015 and 2014, amortization expense of $158,559 and $63,663 was recognized, respectively. The outstanding balance under this note payable was $400,000 and the unamortized discount on the note payable was $0 as of December 31, 2015. Accrued interest on the note at December 31, 2015 was $33,090.

On September 8, 2014, the Company received an advance of $250,000 under a $500,000 Note and Warrant Purchase Agreement entered into on October 17, 2014 (the “2014 Note”). The 2014 Note is secured by the net proceeds received by the Company from its sale of tailings separated from iron recovered by the Company at the El Capitan Property, carries an interest rate of 8% per annum, and matured on July 17, 2015. The remaining $250,000 was advanced to the Company on October 17, 2014. On October 17, 2014, the Company also issued warrants to purchase an aggregate of 882,352 shares of common stock in connection with the 2014 Note, of which 735,294 were issued to the lender and 147,058 were issued to a third party, at a purchase price equal to $0.17 per share. The relative fair value of the 735,294 warrants was determined to be $73,053 and was recorded as a discount to the promissory note and amortized to interest expense over the life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $73,053 was recognized. The fair value of the 147,058 warrants was determined to be $17,111 and was recorded as deferred financing costs and amortized to interest expense over the life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortized expense of $17,111 was recognized.

On August 24, 2015, the 2014 Note was amended to extend the maturity date from July 17, 2015 to January 17, 2016 (the “Amended 2014 Note”). In consideration of the extension, the Company cancelled the original warrant issued October 17, 2014 and issued a new common stock purchase warrant to purchase 4,714,286 shares (subject to adjustment) at an exercise price of $0.07 per share. Under the amended arrangement, if the loan should be paid in full prior to the amended maturity date, the number of shares issuable upon exercise of the common stock purchase warrants will be reduced to an amount equal to 4,714,286 multiplied by the number of days that the principal balance was outstanding during the extension period expressed as a percentage of the total days in the extension period. The Company evaluated the modification under ASC 470-50 and determined that it was a substantial modification that qualified as an extinguishment of debt. The fair value of the 4,714,286 amended warrants was determined to be $220,703 and was expensed as a loss on debt extinguishment in the year ended September 30, 2015. The outstanding balance under the Amended 2014 Note is $500,000. Accrued interest on Amended 2014 Note at December 31, 2015 was $8,219. The Company is currently in negotiations to further extend the maturity date of the Amended 2014 Note.

On December 2, 2015, the warrants issued under note and to a third party, became tainted with the issuance of a convertible note to an accredited investor and were required to be fair valued. The fair value of the warrants on December 2, 2015 using the Black-Scholes option pricing model was determined to be $205,526.

On February 4, 2015, the Company signed two notes with different investors for $63,000 at 18% interest per annum and due February 4, 2016. The Company issued 200,000 shares of restricted common stock of the Company to each investor as incentive for the loan. One of these investors is affiliated with the Company and provided $30,000 of the $63,000 loaned funds. See Note 2. Accrued interest on the notes at December 31, 2015 was $10,253. The relative fair value of the common stock was determined to be $21,211 and was recorded as discounts to the promissory notes that are being amortized to interest expense over the life of the notes. During the three months ended December 31, 2015, amortization expense of $6,253 was recognized. The outstanding balance under these notes payable was $63,000 and the unamortized discounts on the notes payable was $2,723 as of December 31, 2015.

On April 16, 2015, the Company entered into an agreement with a third party financing source pursuant to which the lender has committed to loan the Company a total of $200,000 in installments. Installments on this loan have been advanced as follows:

Installment Date	Amount

April 17, 2015	$50,000
May 15, 2015	$50,000
June 16, 2015	$25,000
July 20, 2015	$25,000
August 18, 2015	$25,000
September 18, 2015	$25,000

The loan accrues interest at 10% per year, with all principal and accrued interest being due and payable on April 17, 2016. To secure the loan, the Company has granted the lender a security interest in the AuraSource Heavy Metals Separation System located on the El Capitan Property. As additional consideration for the loan, the Company issued 3,000,000 shares of restricted common stock of the Company to the note holder. The relative fair value of the common stock was determined to be $98,349 and was recorded as discounts to the promissory note tranches as of the date received and are being amortized to interest expense over the life of the note tranches. During the three months ended December 31, 2015, amortization expense of $72,619 was recognized as the note obligation and a portion of accrued interest was retired with the issuance of 3,772,728 restricted shares of the Company’s common stock. The note and accrued interest retired aggregated $207,500 and the fair value of the stock was $215,423. The Company recorded a loss on the debt conversion of $7,923. Remaining accrued interest on the retired note tranches at December 31, 2015 was $2,466.

On July 14, 2015, the Company entered into an agreement to finance a portion of its insurance premiums in the amount of $15,116 at an interest rate of 8.76% with equal payments of $1,573 including interest, due monthly beginning July 14, 2015 and continuing through April 14, 2016. In August 2015, an increase in premium of $1,876 occurred due an increase in coverage and the remaining payments increased to $1,815. As of December 31, 2015, the outstanding balance under this note payable was $7,130.

On August 31, 2015, the Company entered into an agreement with a third party financing source pursuant to which the lender has committed to loan the Company $100,000 for working capital. As an incentive for the financing, the Company issued 2,000,000 shares of restricted common stock of the Company; however the investor decided not to accept the shares and they were returned to the Company’s transfer agent and returned to the treasury. The loan had an annual interest rate of 2%, required that one-half (1/2) of the gross revenues which the Company may receive from its mining activities be used to repay the principal and accrued interest, and was due November 15, 2015. Repayment of principal and accrued interest was satisfied in full in December 2015 in exchange for 3,500,000 restricted shares of the Company’s common stock. The principal and accrued interest retired aggregated $100,482 and the fair value of the stock was $187,250. The Company recorded a loss on the debt conversion of $86,768.

On December 2, 2015 (the “Effective Date”), the Company entered into a Securities Purchase Agreement (the “SPA”) for two $114,400 convertible notes with an accredited investor for an aggregate principal amount of $228,800, with an annual interest rate of 9%. Each note contains an original issuance discount (“OID”) of $10,400 and related legal and due diligence costs of $12,000. The net proceeds received by the Company was $92,000. The maturity date on the first note is December 2, 2017. The note is convertible into shares of the Company’s common stock at any time beginning on the date which is 181 days following the Effective Date. The conversion price is equal to 55% of the lowest trading price of the Company’s common stock as reported on the QTCQB for the ten prior trading days and may include the day of the Notice of Conversion under certain circumstances. The Company agreed to reserve an initial 5,033,000 shares of common stock for conversions under the note (the “Share Reserve”). We also agreed to adjust the Share Reserve to ensure that it always equals at least four times the total number of shares of common stock that is actually issuable if the entire note were to be converted. The note has an embedded conversion option that qualifies for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging as originally drafted. The fair value of the embedded conversion features as a derivative liability was determined using the Black-Scholes option pricing model and was determined to be $224,068 and a one day derivative loss was recognized of $132.068. The OID interest of $10,400 and related loan costs of $12,000 was recorded as a discount to the note and is being amortized over the life of the loan as interest expense. For the three months ended December 31, 2015, the discount amortization was $1,382 and the loan discount balance at December 31, 2015 was $113,018. The note balance at December 31, 2015 was $114,400 and accrued interest was $874.

The note was subsequently amended on January 12, 2016. The Company may redeem the note by prepaying in full the unpaid principal and interest on the note, upon notice, any time prior to 180 days after the Effective Date. Any prepayment is at 140% face amount outstanding and accrued interest. The redemption must be closed and paid for within three business days of the Company sending the redemption demand. The note may not be prepaid and redeemed after the 180th day.

On November 19, 2015, the Company entered into an agreement to finance insurance premiums in the amount of $26,031 at an interest rate of 7.05% with equal payments of $2,687 including interest, due monthly beginning December 21, 2015 and continuing through September 21, 2016. As of December 31, 2015, the outstanding balance under this note payable was $26,031.

On December 31, 2015, the Company entered into an agreement to finance additional insurance premiums in the amount of $6,741.70 at an interest rate of 8.752% with equal payments of $2,283 including interest, due monthly beginning February14, 2016 and continuing through April 14, 2016. As of December 31, 2015, the outstanding balance under this note payable was $6,741.70

The components of the notes payable, including the note payable to a related party, at December 31, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net
CURRENT NOTES PAYABLE:
Notes payable	972,903	(1,369)	971,534
Notes payable – related party	30,000	(1,354)	28,646
	$1,002,903	$(2,723)	$1,000,180

LONG-TERM CONVERTIBLE NOTE PAYABLE:
Note payable	$114,400	$(113,018)	$1,382

The components of the notes payable, including the note payable to a related party, at September 30, 2015 are as follows:

	Principal	Unamortized
	Amount	Discount	Net
CURRENT NOTES PAYABLE:
Notes payable	1,245,344	(77,157)	1,168,187
Notes payable – related party	30,000	(4,438)	25,562
	$1,275,344	$(81,595)	$1,193,749